Intangible assets, net	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Intangible assets, net

11.	Intangible assets, net

Software development S$
Cost

At January 1, 2025, December 31, 2025 and June 30, 2026	1,158,548

Accumulated amortization

At January 1, 2025	534,308
Amortization	231,709
At December 31, 2025	766,017
Amortization	115,854
At June 30, 2026	881,871

Carrying amount

At June 30, 2026 (Unaudited)	276,677

At December 31, 2025 (Audited)	392,531

The Group has capitalized all directly attributable staff costs necessary to create, produce, and prepare the intangible assets to be capable of operating in the manner intended by the directors.